Consolidated Statement of Profit or Loss and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares	Dec. 31, 2020 SGD ($) $ / shares shares
Statement of profit or loss and other comprehensive income [abstract]
Revenue	$ 493,916	$ 664,120	$ 555,198	$ 434,723
Employee benefits expense	(324,520)	(436,350)	(339,683)	(257,985)
Depreciation expense	(29,549)	(39,731)	(39,853)	(33,065)
Rental and maintenance expense	(7,422)	(9,980)	(9,832)	(10,603)
Recruitment expense	(10,562)	(14,201)	(10,884)	(8,005)
Transport and travelling expense	(1,217)	(1,637)	(1,461)	(1,504)
Telecommunication and technology expense	(8,792)	(11,822)	(8,826)	(6,305)
Interest expense	(1,440)	(1,936)	(8,414)	(3,058)
Other operating expense	(10,931)	(14,699)	(11,126)	(15,836)
Gain on disposal of a subsidiary | $				731
Share of profit from an associate	103	139	101	196
Interest income	2,490	3,348	544	594
Other operating income	3,522	4,736	6,315	7,514
Profit before income tax	105,598	141,987	132,079	107,397
Income tax expenses	(27,554)	(37,049)	(28,237)	(21,303)
Profit for the year	78,044	104,938	103,842	86,094
Item that will not be reclassified to profit or loss
Remeasurement of retirement benefit obligation	687	924	276	(181)
Item that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(10,734)	(14,432)	(6,500)	717
Total comprehensive income for the year	67,997	91,430	97,618	86,630
Profit attributable to
Owners of the Group	78,043	104,936	103,841	86,093
Non-controlling interests	1	2	1	1
Profit for the year	78,044	104,938	103,842	86,094
Total comprehensive income attributable to
Owners of the Group	67,996	91,428	97,617	86,629
Non-controlling interests	1	2	1	1
Total comprehensive income for the year	$ 67,997	$ 91,430	$ 97,618	$ 86,630
Basic earnings per share | (per share)	$ 0.54	$ 0.72	$ 0.81	$ 0.7
Diluted earnings per share | (per share)	$ 0.54	$ 0.72	$ 0.81	$ 0.7
Weighted average number of ordinary shares used in computing basic earnings per share	145,298,557	145,298,557	128,803,824	123,500,000
Weighted average number of ordinary shares used in computing diluted earnings per share	145,298,557	145,298,557	128,830,134	123,500,000